Income Taxes (Details) - Income Taxes (Details) - The provision for income tax Expense(Benefits) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal
State					3,191	5,726
Foreign					3,150	(27,179)
Total Current					6,341	(21,453)
Deferred:
Federal
State
Foreign
Total Deferred
Provision for income taxes		$ (1,051)	$ 3,100	$ 2,661	$ 6,341	$ (21,453)